Segmentation of key figures	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segmentation of key figures
3. Segmentation of key figures 2020, 2019 and 2018
The businesses of Novartis are divided operationally on a worldwide basis into two identified reporting segments: Innovative Medicines and Sandoz. In addition, we separately report Corporate activities.
Reporting segments are presented in a manner consistent with the internal reporting to the chief operating decision-maker, which is the Executive Committee of Novartis. The reporting segments are managed separately because they each research, develop, manufacture, distribute and sell distinct products that require differing marketing strategies.
The Executive Committee of Novartis is responsible for allocating resources and assessing the performance of the reporting segments.
The reporting segments are as follows:
Innovative Medicines researches, develops, manufactures, distributes and sells patented prescription medicines. The Innovative Medicines Division is organized into two global business units: Novartis Oncology and Novartis Pharmaceuticals. Novartis Oncology consists of the global business franchise Oncology, and Novartis Pharmaceuticals consists of the global business franchises Immunology, Hepatology and Dermatology; Ophthalmology; Neuroscience; Cardiovascular, Renal and Metabolism; Respiratory; and Established Medicines.
Sandoz develops, manufactures and markets finished dosage form medicines as well as intermediary products including active pharmaceutical ingredients. Sandoz is organized globally into three franchises: Retail Generics, Anti-Infectives and Biopharmaceuticals. In Retail Generics, Sandoz develops, manufactures and markets active ingredients and finished dosage forms of small molecule pharmaceuticals to third parties across a broad range of therapeutic areas, as well as finished dosage form of anti-infectives sold to third parties. In Anti-Infectives, Sandoz manufactures and supplies active pharmaceutical ingredients and intermediates, mainly antibiotics, for internal use by Retail Generics and for sale to third-party customers. In Biopharmaceuticals, Sandoz develops, manufactures and markets protein- or other biotechnology-based products, including biosimilars, and provides biotechnology manufacturing services to other companies.
Income and expenses relating to Corporate include the costs of the Group headquarters and those of corporate coordination functions in major countries. In addition, Corporate includes other items of income and expense that are not attributable to specific segments, such as certain revenues from intellectual property rights, certain expenses related to post-employment benefits, environmental remediation liabilities, charitable activities, donations and sponsorships. Usually, no allocation of Corporate items is made to the segments. As a result, Corporate assets and liabilities principally consist of net liquidity (cash and cash equivalents, marketable securities less financial debts), investments in associated companies, and current and deferred taxes and non-segment-specific environmental remediation and post-employment benefit liabilities.
Our divisions are supported by the Novartis Institutes for BioMedical Research, Global Drug Development, Novartis Technical Operations and Novartis Business Services organizations.
• The Novartis Institutes for BioMedical Research (NIBR) conducts research activities for the Innovative Medicines Division and also collaborates with Sandoz.
• The Global Drug Development organization oversees all drug development activities for our Innovative Medicines Division and collaborates with our Sandoz Division on the development of its biosimilars portfolio.
• The Novartis Technical Operations organization manages our manufacturing operations across our Innovative Medicines and Sandoz Divisions.
• Novartis Business Services (NBS) is our shared services organization that delivers business support services across the Group, such as information technology, real estate and facility services, procurement, product lifecycle services, human resources, and financial reporting and accounting operations.
Following the February 28, 2019, shareholders’ approval of the spin-off of the Alcon business (refer to Notes 1, 2 and 30 for further details), the Group reported its consolidated financial statements as “continuing operations” and “discontinued operations.”
Continuing operations comprise the activities of the Innovative Medicines and Sandoz Divisions, and the continuing Corporate activities.
Discontinued operations include the operational results from the Alcon eye care devices business and certain corporate activities attributable to the Alcon business prior to the spin-off, the gain on distribution of Alcon Inc. to Novartis AG shareholders, and certain other expenses related to the Distribution (refer to Notes 1, 2 and 30 for further details).
The accounting policies mentioned in Note 1 are used in the reporting of segment results. Inter-segmental sales are made at amounts that are considered to approximate arm’s length transactions. The Executive Committee of Novartis evaluates segmental performance and allocates resources among the segments based on a number of measures, including net sales, operating income and net operating assets. Segment net operating assets consist primarily of property, plant and equipment; right-of-use assets; intangible assets; goodwill; inventories; and trade and other operating receivables less operating liabilities.
Segmentation – consolidated income statements
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2020	2019	2020	2019	2020	2019	2020	2019

Net sales to third parties from continuing operations	39 013	37 714	9 646	9 731			48 659	47 445

Sales to continuing and discontinued segments	792	783	189	141	– 981	– 871		53

Net sales from continuing operations	39 805	38 497	9 835	9 872	– 981	– 871	48 659	47 498

Other revenues	1 018	1 092	53	63	168	24	1 239	1 179

Cost of goods sold	– 10 927	– 10 050	– 5 252	– 5 334	1 058	959	– 15 121	– 14 425

Gross profit from continuing operations	29 896	29 539	4 636	4 601	245	112	34 777	34 252

Selling, general and administration	– 11 657	– 11 617	– 2 076	– 2 218	– 464	– 534	– 14 197	– 14 369

Research and development	– 8 118	– 8 152	– 862	– 1 250			– 8 980	– 9 402

Other income	922	1 586	176	167	644	278	1 742	2 031

Other expense	– 1 871	– 2 069	– 831	– 749	– 488	– 608	– 3 190	– 3 426

Operating income from continuing operations	9 172	9 287	1 043	551	– 63	– 752	10 152	9 086

Income from associated companies	1	1	2	2	670	656	673	659

Interest expense							– 869	– 850

Other financial income and expense							– 78	45

Income before taxes from continuing operations							9 878	8 940

Taxes							– 1 807	– 1 793

Net income from continuing operations							8 071	7 147

Net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders								– 101

Gain on distribution of Alcon Inc. to Novartis AG shareholders								4 691

Net income from discontinued operations								4 590

Net income							8 071	11 737

Attributable to:
Shareholders of Novartis AG							8 072	11 732

Non-controlling interests							– 1	5

Included in net income from continuing operations are:
Interest income							91	245

Depreciation of property, plant and equipment	– 912	– 952	– 282	– 283	– 124	– 110	– 1 318	– 1 345

Depreciation of right-of-use assets	– 273	– 247	– 41	– 41	– 16	– 17	– 330	– 305

Amortization of intangible assets	– 3 080	– 2 509	– 370	– 315	– 12	– 12	– 3 462	– 2 836

Impairment charges on property, plant and equipment, net	– 324	– 100	– 116	– 101		– 1	– 440	– 202

Impairment charges on intangible assets, net	– 768	– 632	– 141	– 506	– 5		– 914	– 1 138

Impairment charges and fair value changes on financial assets, net	153	18			182	20	335	38

Additions to restructuring provisions	– 217	– 229	– 98	– 165	– 39	– 98	– 354	– 492

Equity-based compensation of Novartis equity plans	– 714	– 761	– 64	– 67	– 180	– 239	– 958	– 1 067

	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2019	2018	2019	2018	2019	2018	2019	2018

Net sales to third parties from continuing operations	37 714	34 892	9 731	9 859			47 445	44 751

Sales to continuing and discontinued segments	783	741	141	177	– 871	– 836	53	82

Net sales from continuing operations	38 497	35 633	9 872	10 036	– 871	– 836	47 498	44 833

Other revenues	1 092	1 188	63	62	24	16	1 179	1 266

Cost of goods sold	– 10 050	– 9 870	– 5 334	– 5 530	959	890	– 14 425	– 14 510

Gross profit from continuing operations	29 539	26 951	4 601	4 568	112	70	34 252	31 589

Selling, general and administration	– 11 617	– 10 907	– 2 218	– 2 305	– 534	– 505	– 14 369	– 13 717

Research and development	– 8 152	– 7 675	– 1 250	– 814			– 9 402	– 8 489

Other income	1 586	977	167	505	278	147	2 031	1 629

Other expense	– 2 069	– 1 475	– 749	– 622	– 608	– 512	– 3 426	– 2 609

Operating income from continuing operations	9 287	7 871	551	1 332	– 752	– 800	9 086	8 403

Income from associated companies	1	1	2	5	656	6 432	659	6 438

Interest expense							– 850	– 932

Other financial income and expense							45	186

Income before taxes from continuing operations							8 940	14 095

Taxes							– 1 793	– 1 295

Net income from continuing operations							7 147	12 800

Net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders							– 101	– 186

Gain on distribution of Alcon Inc. to Novartis AG shareholders							4 691

Net income/(loss) from discontinued operations							4 590	– 186

Net income							11 737	12 614

Attributable to:
Shareholders of Novartis AG							11 732	12 611

Non-controlling interests							5	3

Included in net income from continuing operations are:
Interest income							245	292

Depreciation of property, plant and equipment	– 952	– 1 075	– 283	– 285	– 110	– 122	– 1 345	– 1 482

Depreciation of right-of-use assets [1]	– 247		– 41		– 17		– 305

Amortization of intangible assets	– 2 509	– 2 214	– 315	– 366	– 12	– 7	– 2 836	– 2 587

Impairment charges on property, plant and equipment, net	– 100	– 239	– 101	– 60	– 1	– 2	– 202	– 301

Impairment charges on intangible assets, net	– 632	– 592	– 506	– 249			– 1 138	– 841

Impairment charges and fair value changes on financial assets, net	18	107			20	– 113	38	– 6

Additions to restructuring provisions	– 229	– 395	– 165	– 32	– 98	– 94	– 492	– 521

Equity-based compensation of Novartis equity plans	– 761	– 645	– 67	– 53	– 239	– 220	– 1 067	– 918

[1] Depreciation of right-of-use assets recognized from January 1, 2019, the date of implementation of IFRS 16 Leases. Note 1 provides additional disclosures.

Segmentation – consolidated balance sheets
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2020	2019	2020	2019	2020	2019	2020	2019

Total assets	83 112	71 225	16 825	16 468	32 122	30 677	132 059	118 370

Total liabilities	– 15 472	– 15 332	– 3 786	– 3 804	– 56 135	– 43 683	– 75 393	– 62 819

Total equity							56 666	55 551

Net debt [1]					24 481	15 938	24 481	15 938

Net operating assets	67 640	55 893	13 039	12 664	468	2 932	81 147	71 489

Included in assets and liabilities are:
Total property, plant and equipment	9 863	9 632	1 849	1 888	551	549	12 263	12 069

Additions to property, plant and equipment [2]	926	1 114	229	217	110	143	1 265	1 474

Total right-of-use assets	1 489	1 487	133	136	54	54	1 676	1 677

Additions to right-of-use assets [2]	264	454	67	49	15	34	346	537

Total goodwill and intangible assets	56 839	46 336	9 817	8 892	152	83	66 808	55 311

Additions to goodwill and intangible assets [2]	1 235	647	105	68	85	52	1 425	767

Total investment in associated companies	194	128	8	7	9 430	8 509	9 632	8 644

Additions to investment in associated companies	24	44			7	11	31	55

Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments					11 563	11 446	11 563	11 446

Financial debts and derivative financial instruments					36 044	27 384	36 044	27 384

Current income tax and deferred tax liabilities					9 880	8 061	9 880	8 061

[1] Note 29 provides additional disclosures related to net debt
[2] Excluding the impact of business acquisitions
The following table shows countries that accounted for more than 5% of at least one of the respective Group totals, as well as regional information for net sales to third parties for the years ended December 31, 2020, 2019 and 2018, and for selected non-current assets for the years ended December 31, 2020 and 2019:
	Net sales[1]						Total of selected non-current assets[2]

(USD millions)	2020	%	2019	%	2018	%	2020	%	2019	%

Country
Switzerland	800	2	848	2	795	2	34 904	39	33 032	43

United States	16 484	34	16 280	34	14 618	33	39 889	44	28 893	37

France	2 442	5	2 442	5	2 505	6	4 115	5	3 933	5

Germany	4 518	9	4 120	9	3 972	9	2 607	3	2 554	3

Japan	2 804	6	2 656	6	2 575	6	313		309

China	2 573	5	2 214	5	1 953	4	714	1	684	1

Other	19 038	39	18 885	39	18 333	40	7 837	8	8 296	11

Group	48 659	100	47 445	100	44 751	100	90 379	100	77 701	100

Region
Europe	18 715	38	17 933	38	17 259	39	47 798	53	46 103	59

Americas	19 725	41	19 713	41	18 032	39	40 391	45	29 389	38

Asia/Africa/Australasia	10 219	21	9 799	21	9 460	22	2 190	2	2 209	3

Group	48 659	100	47 445	100	44 751	100	90 379	100	77 701	100

[1] Net sales to third party from continuing operations by location of customer
[2] Total of property, plant and equipment; right-of-use assets; goodwill; intangible assets and investment in associated companies
The Group’s largest, second-largest and third-largest customers account for approximately 17%, 11% and 6% of net sales, respectively (2019: 18%, 13% and 8%, respectively; 2018: 18%, 14% and 8%, respectively). All segments had sales to these customers in 2020, 2019 and 2018.
The highest amounts of trade receivables outstanding were for these same three customers and amounted to approximately 14%, 12% and 6%, respectively, of the trade receivables at December 31, 2020 (2019: 14%, 12% and 7%, respectively).
Segmentation – Net sales by region [1]
	2020 USD m	2019 USD m	Change (2019 to 2020) USD %	2018 USD m	Change (2018 to 2019) USD %

Innovative Medicines
Europe	13 484	12 818	5	12 296	4

US	14 342	13 789	4	11 864	16

Asia/Africa/Australasia	8 718	8 458	3	8 097	4

Canada and Latin America	2 469	2 649	– 7	2 635	1

Total	39 013	37 714	3	34 892	8

Of which in Established Markets	29 643	28 573	4	26 258	9

Of which in Emerging Growth Markets	9 370	9 141	3	8 634	6

Sandoz
Europe	5 231	5 115	2	4 963	3

US	2 142	2 491	– 14	2 754	– 10

Asia/Africa/Australasia	1 501	1 341	12	1 363	– 2

Canada and Latin America	772	784	– 2	779	1

Total	9 646	9 731	– 1	9 859	– 1

Of which in Established Markets	7 089	7 111	0	7 233	– 2

Of which in Emerging Growth Markets	2 557	2 620	– 2	2 626	0

Group
Europe	18 715	17 933	4	17 259	4

US	16 484	16 280	1	14 618	11

Asia/Africa/Australasia	10 219	9 799	4	9 460	4

Canada and Latin America	3 241	3 433	– 6	3 414	1

Total	48 659	47 445	3	44 751	6

Of which in Established Markets	36 732	35 684	3	33 491	7

Of which in Emerging Growth Markets	11 927	11 761	1	11 260	4

[1] Net sales to third parties from continuing operations by location of customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

Innovative Medicines Division net sales by business franchise
	2020 USD m	2019 USD m	Change (2019 to 2020) USD %	2018 USD m	Change (2018 to 2019) USD %

Oncology
Tasigna	1 958	1 880	4	1 874	0

Promacta/Revolade	1 738	1 416	23	1 174	21

Tafinlar + Mekinist	1 542	1 338	15	1 155	16

Sandostatin	1 439	1 585	– 9	1 587	0

Jakavi	1 339	1 114	20	977	14

Gleevec/Glivec	1 188	1 263	– 6	1 561	– 19

Afinitor/Votubia	1 083	1 539	– 30	1 556	– 1

Kisqali	687	480	43	235	104

Exjade/Jadenu	653	975	– 33	1 099	– 11

Votrient	635	755	– 16	828	– 9

Kymriah	474	278	71	76	nm

Lutathera	445	441	1	167	164

Piqray	320	116	176		nm

Adakveo	105	1	nm		nm

Tabrecta	35		nm		nm

Other	1 070	1 189	– 10	1 139	4

Total Novartis Oncology business unit	14 711	14 370	2	13 428	7

Immunology, Hepatology and Dermatology
Cosentyx	3 995	3 551	13	2 837	25

Ilaris	873	671	30	554	21

Other				1	nm

Total Immunology, Hepatology and Dermatology	4 868	4 222	15	3 392	24

Ophthalmology
Lucentis	1 933	2 086	– 7	2 046	2

Xiidra	376	192	96		nm

Beovu	190	35	nm		nm

Other	1 911	2 463	– 22	1 995	23

Total Ophthalmology	4 410	4 776	– 8	4 558	5

Neuroscience
Gilenya	3 003	3 223	– 7	3 341	– 4

Zolgensma	920	361	155		nm

Mayzent	170	26	nm		nm

Aimovig	164	103	59	8	nm

Kesimpta	15		nm		nm

Other	51	60	– 15	80	– 25

Total Neuroscience	4 323	3 773	15	3 429	10

	2020 USD m	2019 USD m	Change (2019 to 2020) USD %	2018 USD m	Change (2018 to 2019) USD %

Cardiovascular, Renal and Metabolism
Entresto	2 497	1 726	45	1 028	68

Other	1	24	– 96	22	9

Total Cardiovascular, Renal and Metabolism	2 498	1 750	43	1 050	67

Respiratory
Xolair [1]	1 251	1 173	7	1 039	13

Ultibro Group	623	630	– 1	703	– 10

Other	26	22	18	25	– 12

Total Respiratory	1 900	1 825	4	1 767	3

Established Medicines
Galvus Group	1 199	1 297	– 8	1 284	1

Diovan Group	1 003	1 064	– 6	1 023	4

Exforge Group	980	1 025	– 4	1 002	2

Zortress/Certican	452	485	– 7	464	5

Neoral/Sandimmun(e)	393	419	– 6	463	– 10

Voltaren/Cataflam	360	417	– 14	445	– 6

Other	1 916	2 291	– 16	2 587	– 11

Total Established Medicines	6 303	6 998	– 10	7 268	– 4

Total Novartis Pharmaceuticals business unit	24 302	23 344	4	21 464	9

Total division net sales	39 013	37 714	3	34 892	8

[1] Net sales reflect Xolair sales for all indications.

nm = not meaningful
Top 20 Innovative Medicines Division product net sales – 2020
Brands	Business franchise	Key indication	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis, psoriatic arthritis and non-radiographic axial spondyloarthritis	2 516	1 479	3 995

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 562	1 441	3 003

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	1 277	1 220	2 497

Tasigna	Oncology	Chronic myeloid leukemia	859	1 099	1 958

Lucentis	Ophthalmology	Age-related macular degeneration		1 933	1 933

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	833	905	1 738

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	569	973	1 542

Sandostatin	Oncology	Carcinoid tumors and acromegaly	837	602	1 439

Jakavi	Oncology	Myelofibrosis (MF), polycythemia vera (PV)		1 339	1 339

Xolair [1]	Respiratory	Severe allergic asthma (SAA) and chronic spontaneous urticaria (CSU) and nasal polyps		1 251	1 251

Galvus Group	Established Medicines	Type 2 diabetes		1 199	1 199

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	315	873	1 188

Afinitor/Votubia	Oncology	Breast cancer/TSC	644	439	1 083

Diovan Group	Established Medicines	Hypertension	124	879	1 003

Exforge Group	Established Medicines	Hypertension	16	964	980

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	459	461	920

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	400	473	873

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	318	369	687

Exjade/Jadenu	Oncology	Chronic iron overload	138	515	653

Votrient	Oncology	Renal cell carcinoma	259	376	635

Top 20 products total			11 126	18 790	29 916

Rest of portfolio			3 216	5 881	9 097

Total division sales			14 342	24 671	39 013

[1] Net sales reflect Xolair sales for all indications.
Top 20 Innovative Medicines Division product net sales – 2019
Brands	Business franchise	Key indication	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	2 220	1 331	3 551

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 736	1 487	3 223

Lucentis	Ophthalmology	Age-related macular degeneration		2 086	2 086

Tasigna	Oncology	Chronic myeloid leukemia	804	1 076	1 880

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	925	801	1 726

Sandostatin	Oncology	Carcinoid tumors and acromegaly	881	704	1 585

Afinitor/Votubia	Oncology	Breast cancer/TSC	1 003	536	1 539

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	691	725	1 416

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	481	857	1 338

Galvus Group	Established Medicines	Type 2 diabetes		1 297	1 297

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	334	929	1 263

Xolair [1]	Respiratory	Severe allergic asthma (SAA) and chronic spontaneous urticaria (CSU)		1 173	1 173

Jakavi	Oncology	Myelofibrosis (MF), polycythemia vera (PV)		1 114	1 114

Diovan Group	Established Medicines	Hypertension	86	978	1 064

Exforge Group	Established Medicines	Hypertension	13	1 012	1 025

Exjade/Jadenu	Oncology	Chronic iron overload	450	525	975

Votrient	Oncology	Renal cell carcinoma	332	423	755

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	304	367	671

Zortress/Certican	Established Medicines	Transplantation	169	316	485

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	250	230	480

Top 20 products total			10 679	17 967	28 646

Rest of portfolio			3 110	5 958	9 068

Total division sales			13 789	23 925	37 714

[1] Net sales reflect Xolair sales for all indications.

Top 20 Innovative Medicines Division product net sales – 2018
Brands	Business franchise	Key indication	US USD m	Rest of world USD m	Total USD m

Gilenya	Neuroscience	Relapsing multiple sclerosis	1 765	1 576	3 341

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	1 674	1 163	2 837

Lucentis	Ophthalmology	Age-related macular degeneration		2 046	2 046

Tasigna	Oncology	Chronic myeloid leukemia	806	1 068	1 874

Sandostatin	Oncology	Carcinoid tumors and acromegaly	817	770	1 587

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	440	1 121	1 561

Afinitor/Votubia	Oncology	Breast cancer/TSC	929	627	1 556

Galvus Group	Established Medicines	Type 2 diabetes		1 284	1 284

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	581	593	1 174

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	457	698	1 155

Exjade/Jadenu	Oncology	Chronic iron overload	521	578	1 099

Xolair [1]	Respiratory	Severe allergic asthma (SAA) and chronic spontaneous urticaria (CSU)		1 039	1 039

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	556	472	1 028

Diovan Group	Established Medicines	Hypertension	84	939	1 023

Exforge Group	Established Medicines	Hypertension	19	983	1 002

Jakavi	Oncology	Myelofibrosis (MF), polycythemia vera (PV)		977	977

Votrient	Oncology	Renal cell carcinoma	404	424	828

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	262	292	554

Travoprost Group	Ophthalmology	Reduction of elevated intraocular pressure	194	323	517

Zortress/Certican	Established Medicines	Transplantation	145	319	464

Top 20 products total			9 654	17 292	26 946

Rest of portfolio			2 210	5 736	7 946

Total division sales			11 864	23 028	34 892

[1] Net sales reflect Xolair sales for all indications.

Sandoz Division net sales by business franchise
	2020 USD m	2019 USD m	Change (2019 to 2020) USD %	2018 USD m	Change (2018 to 2019) USD %

Retail Generics [1]	7 244	7 590	– 5	7 880	– 4

Biopharmaceuticals	1 928	1 607	20	1 436	12

Anti-Infectives	474	534	– 11	543	– 2

Total division net sales	9 646	9 731	– 1	9 859	– 1

[1] Of which USD 694 million (2019: USD 784 million; 2018: USD 826 million) represents anti-infectives sold under the Sandoz name
The product portfolio of Sandoz is widely spread in 2020, 2019 and 2018.
Segmentation – other revenue
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2020	2019	2020	2019	2020	2019	2020	2019

Profit-sharing income	835	732		2			835	734

Royalty income	107	104	25	19	168	24	300	147

Milestone income	39	201	11	30			50	231

Other [1]	37	55	17	12			54	67

Total other revenues	1 018	1 092	53	63	168	24	1 239	1 179

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	2019	2018	2019	2018	2019	2018	2019	2018

Profit-sharing income	732	874	2	3			734	877

Royalty income	104	162	19	10	24	16	147	188

Milestone income	201	128	30	45			231	173

Other [1]	55	24	12	4			67	28

Total other revenues	1 092	1 188	63	62	24	16	1 179	1 266

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.